Period Available to Offset Future Taxable Income in each Tax Jurisdiction (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Income Taxes [Line Items]
Within 5 years	¥ 25,339
6 to 20 years	17,575
Indefinite periods	16,866
Total	¥ 59,780